Commitments and Contingencies - Summary of future purchase commitments under noncancelable launch service and ground station service contracts (Detail) - Planet Labs Inc [Member] - USD ($)
$ in Thousands
	Oct. 31, 2021	Jan. 31, 2021
Launch Services [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Remainder of 2022	$ 1,025	$ 1,025
2023	800	0
2024	1,200	0
2025	0	0
2026	0	0
Thereafter	0	0
Total purchase commitments	3,025	1,025
Ground Station Services [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Remainder of 2022	669	1,994
2023	2,422	1,773
2024	1,001	579
2025	693	416
2026	402	226
Thereafter	76	60
Total purchase commitments	5,263	5,048
Hosting Services [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Remainder of 2022	6,102	4,400
2023	25,378	16,300
2024	28,050	19,000
2025	30,120	20,700
2026	31,190	22,500
Thereafter	66,152	25,600
Total purchase commitments	$ 186,992	$ 108,500